INCOME TAXES (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Jan. 02, 2024	Dec. 29, 2023	Nov. 10, 2023	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 15, 2024	Apr. 02, 2024	Mar. 22, 2024	Feb. 16, 2024	Feb. 01, 2024	Jan. 12, 2024	Dec. 28, 2023	Dec. 18, 2023	Nov. 11, 2023
Short-Term Debt [Line Items]
Operating loss Carryforwards					$ 1,095,000	$ 797,000
Valuation allowance deferred tax assets, Increase decrease					298,000	776,000
Proceeds from notes payable – investors				$ 125,000		$ 4,820,000
Conversion price		$ 0.31					$ 0.63	$ 0.17	$ 0.10	$ 0.13	$ 0.24	$ 0.29		$ 0.34
Amended AR Agreement [Member]
Short-Term Debt [Line Items]
Amount agreed to fund		$ 200,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants exercise price		$ 0.50											$ 1.20
Subsequent Event [Member] | AR Agreement [Member]
Short-Term Debt [Line Items]
Percentage of production share			20.00%
Percentage of interest			20.00%
Payments to acquire loans and leases			$ 2,000,000
Subsequent Event [Member] | Amended AR Agreement [Member]
Short-Term Debt [Line Items]
Percentage of interest		2.00%
Amount agreed to fund		$ 200,000
Purchase price of lease, total		$ 2,000,000
Subsequent Event [Member] | Amended AR Agreement [Member] | Heavy Sweet Oil LLC [Member]
Short-Term Debt [Line Items]
Percentage of interest		2.00%
Payments to acquire loans and leases		$ 200,000
Subsequent Event [Member] | Amendment To October 2023 SPA [Member]
Short-Term Debt [Line Items]
Principal amount		$ 550,000
Subsequent Event [Member] | Amendment To Second Tranche Financing [Member]
Short-Term Debt [Line Items]
Warrants exercise price	$ 0.50
Principal amount	$ 550,000
Proceeds from notes payable – investors	$ 511,500
Conversion price	$ 0.50
Subsequent Event [Member] | Common Warrant [Member]
Short-Term Debt [Line Items]
Common stock issuable															1,733,404
Subsequent Event [Member] | Placement Agent Warrant [Member]
Short-Term Debt [Line Items]
Common stock issuable															83,333
Subsequent Event [Member] | Warrant [Member] | Amendment To Second Tranche Financing [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares	445,561
Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Common stock issuable															11,428,572